Document and Entity Information	Apr. 21, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	LIVEPERSON INC
Amendment Flag	false
Entity Central Index Key	0001102993
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-41926
Entity Tax Identification Number	13-3861628
Entity Address, Address Line One	530 7th Ave
Entity Address, Address Line Two	Floor M1
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	609-4200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series A Junior Participating Preferred Stock
Security Exchange Name	NASDAQ